14 INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax And Social Contribution [Abstract]
Income tax and social contribution income (expense), current	R$ (1,564,622)	R$ (827,229)	R$ (358,981)
Income tax and social contribution income (expense), deferred	2,398,400	576,895	(50,128)
Income tax and social contribution income (expense)	R$ (833,778)	R$ 250,334	R$ 409,109